Advisory Research Emerging Markets Opportunities Fund

(Ticker Symbol: ADVMX)

Advisory Research International Small Cap Value Fund

Investor Class (Ticker Symbol: ADVIX)

Class I (Ticker Symbol: ADVLX)

Each a series of Investment Managers Series Trust

Supplement dated August 23, 2018, to the

Prospectus and Statement of Additional Information (“SAI”), both dated March 1, 2018.

Effective August 31, 2018 (the “Effective Date”), the portfolio management team for each of the Advisory Research Emerging Markets Opportunities Fund and the Advisory Research International Small Cap Value Fund will change as described below. As a result, as of the Effective Date, the Prospectus and SAI are updated as follows.

Stephen Evans will no longer serve as a portfolio manager of the Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”). Marco Priani will be added and Kevin A. Ross will continue as portfolio manager to the Emerging Markets Opportunities Fund. Accordingly, the “Portfolio Managers” section on page 10 of the Prospectus is replaced with the following:

Kevin A. Ross and Marco Priani are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Managers	Portfolio Manager of the Fund Since:
Kevin A. Ross	2017
Marco Priani	2018*

* Marco Priani previously served as Portfolio Manager of the Fund from inception in November 2013 through July 2017.

Stephen Evans will no longer serve as portfolio manager of the Advisory Research International Small Cap Value Fund (the “International Small Cap Fund”). Marco Priani will be added and Kevin A. Ross will continue as portfolio manager to the International Small Cap Fund. Accordingly, the “Portfolio Managers” section beginning on page 21 of the Prospectus is replaced with the following:

Kevin A. Ross and Marco Priani are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Managers	Portfolio Manager of the Fund Since:
Kevin A. Ross	2017
Marco Priani	2018*

* Marco Priani previously served as Portfolio Manager of the Fund from inception in March 2010 through July 2017.

The paragraphs regarding the Emerging Markets Opportunities Fund and International Small Cap Fund under the heading entitled “Portfolio Managers” beginning on page 48 of the Prospectus are replaced with the following:

The Emerging Markets Opportunities Fund is team managed by Marco Priani and Kevin A. Ross.

The International Small Cap Value Fund is team managed by Marco Priani and Kevin A. Ross.

The following paragraphs are added under the heading entitled “Portfolio Managers” beginning on page 48 of the Prospectus:

Marco P. Priani, CFA, CPA, FRM, 17 years of investment experience, serves as Managing Director and Portfolio Manager and has been with the Firm since 2006. Marco holds a JD from the Universidad de Buenos Aires, an MA in law and finance from the Universidad del CEMA, an MBA in analytic finance and accounting from the University of Chicago, and an LLM from the Northwestern University School of Law. Marco is a certified Financial Risk Manager (FRM), and a Chartered Financial Analyst (CFA®) charterholder. Marco has passed the Uniform CPA Examination. He is fluent in Spanish and proficient in Italian, German, French and Portuguese.

The following are added under the section entitled “Other Accounts Managed by the Portfolio Managers” beginning on page B-36 of the SAI:

Information on other accounts managed by Marco Priani as of August 31, 2018 is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Marco Priani	2	79.4	0	0	2.4

Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Marco Priani	0	0	0	0	0	0

The following is added to the “Ownership of the Funds by Portfolio Managers” beginning on page B-36 of the SAI:

The following chart sets forth the dollar range of equity securities owned by Marco Priani in the Funds as of August 31, 2018.

Name of Portfolio Manager	Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)
	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Marco Priani	A	D	A	E	A	A

All references to Stephen Evans in the Prospectus and SAI are hereby deleted in their entirety.

Please file this Supplement with your records.